PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details)	Dec. 31, 2017	Dec. 31, 2016
United States
Disclosure of fair value of plan assets [line items]
Equity Securities	53.00%	50.00%
Fixed Income Securities (including cash)	34.00%	37.00%
Real Estate	0.00%	4.00%
Other	13.00%	9.00%
Total	100.00%	100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	56.00%	53.00%
Fixed Income Securities (including cash)	42.00%	47.00%
Real Estate	2.00%	0.00%
Other	0.00%	0.00%
Total	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	97.00%	98.00%
Real Estate	1.00%	1.00%
Other	2.00%	1.00%
Total	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%	3.00%
Fixed Income Securities (including cash)	71.00%	72.00%
Real Estate	0.00%	0.00%
Other	26.00%	25.00%
Total	100.00%	100.00%
Other
Disclosure of fair value of plan assets [line items]
Equity Securities	41.00%	40.00%
Fixed Income Securities (including cash)	49.00%	50.00%
Real Estate	2.00%	2.00%
Other	8.00%	8.00%
Total	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	26.00%	25.00%
Fixed Income Securities (including cash)	4.00%	2.00%
Real Estate	0.00%	0.00%
Other	4.00%	0.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	47.00%	46.00%
Fixed Income Securities (including cash)	33.00%	35.00%
Real Estate	0.00%	0.00%
Other	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	97.00%	98.00%
Real Estate	1.00%	0.00%
Other	2.00%	1.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	3.00%	3.00%
Fixed Income Securities (including cash)	67.00%	71.00%
Real Estate	0.00%	0.00%
Other	3.00%	5.00%
- Asset classes that have a quoted market price in an active market | Other
Disclosure of fair value of plan assets [line items]
Equity Securities	41.00%	40.00%
Fixed Income Securities (including cash)	49.00%	50.00%
Real Estate	2.00%	2.00%
Other	8.00%	8.00%
- Asset classes that do not have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities	27.00%	25.00%
Fixed Income Securities (including cash)	30.00%	35.00%
Real Estate	0.00%	4.00%
Other	9.00%	9.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities	9.00%	7.00%
Fixed Income Securities (including cash)	9.00%	12.00%
Real Estate	2.00%	0.00%
Other	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	0.00%	0.00%
Real Estate	0.00%	1.00%
Other	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	4.00%	1.00%
Real Estate	0.00%	0.00%
Other	23.00%	20.00%
- Asset classes that do not have a quoted market price in an active market | Other
Disclosure of fair value of plan assets [line items]
Equity Securities	0.00%	0.00%
Fixed Income Securities (including cash)	0.00%	0.00%
Real Estate	0.00%	0.00%
Other	0.00%	0.00%